TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
Summary of trade receivables

	December 31,
	2022	2021
Accounts receivable (1)	7,596	7,959
Other	201	203
Allowance for doubtful accounts	—	(32)

	7,797	8,130
(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2022 and 2021, there were no material billed receivables that were past due.